Consolidated Statement of Loss and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Product and service revenues	$ 96,586	$ 121,288
Cost of product and service revenues	66,912	79,688
Gross margin	29,674	41,600
Operating expenses:
Research and product development	27,039	25,022
General and administrative	14,760	12,602
Sales and marketing	8,068	7,951
Other expense	605	902
Total operating expenses	50,472	46,477
Results from operating activities	(20,798)	(4,877)
Finance income (loss) and other	(449)	1,780
Finance expense	(503)	(732)
Net finance income (loss)	(952)	1,048
Loss on sale of assets	(4,049)	(1,365)
Equity in earnings (loss) of investment in joint venture and associates	(1,154)	201
Impairment charges on intangible assets and property, plant and equipment	0	(1,484)
Loss before income taxes	(26,953)	(6,477)
Income tax expense	(370)	(1,571)
Net loss	(27,323)	(8,048)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans	305	(206)
Items that will not be reclassified to profit or loss	305	(206)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation differences	647	(1,139)
Items that may be reclassified subsequently to profit or loss	647	(1,139)
Other comprehensive income (loss), net of tax	952	(1,345)
Total comprehensive loss	$ (26,371)	$ (9,393)
Basic and diluted loss per share
Basic and diluted loss per share (in USD per share)	$ (0.15)	$ (0.05)
Weighted average number of ordinary shares outstanding (shares)	185,836,596	176,270,305